Report Of The Directors Financial Review Risk Report - Summary of financial instruments to which the impairment requirements in IFRS 9 are applied (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Financial assets	$ 2,865,200	$ 2,855,948
Off-balance sheet commitments	297,193	273,192
Commitments	827,854	815,474
- assets held for sale
Disclosure of financial assets [line items]
Financial assets	15,254
Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	168,747	97,302
– personal
Disclosure of financial assets [line items]
Commitments	244,378	240,395
– corporate and commercial
Disclosure of financial assets [line items]
Commitments	450,468	457,265
Loans and other credit-related commitments
Disclosure of financial assets [line items]
Off-balance sheet commitments	209,063	187,837
Loans and advances to customers at amortised cost
Disclosure of financial assets [line items]
Financial assets	924,854	1,045,814
Loans and advances to banks at amortised cost
Disclosure of financial assets [line items]
Financial assets	104,882	83,136
Debt securities
Disclosure of financial assets [line items]
Financial assets	168,746	97,302
Debt securities | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	133,465	75,668
Gross carrying amount
Disclosure of financial assets [line items]
Off-balance sheet commitments	297,303	273,371
Gross carrying amount | - assets held for sale
Disclosure of financial assets [line items]
Financial assets	15,254
Gross carrying amount | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	2,693,327	2,676,167
Gross carrying amount | Loans and other credit-related commitments
Disclosure of financial assets [line items]
Off-balance sheet commitments	209,063	187,837
Gross carrying amount | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	936,307	1,057,231
Gross carrying amount | Loans and advances to customers at amortised cost | – personal | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	415,012	478,337
Gross carrying amount | Loans and advances to customers at amortised cost | – corporate and commercial | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	454,356	513,539
Gross carrying amount | Loans and advances to customers at amortised cost | – non-bank financial institutions | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	66,939	65,355
Gross carrying amount | Loans and advances to banks at amortised cost | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	104,951	83,153
Gross carrying amount | Other | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	1,014,498	880,351
Gross carrying amount | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Disclosure of financial assets [line items]
Financial assets	266,303	347,203
Allowance for ECL
Disclosure of financial assets [line items]
Off-balance sheet commitments	(110)	(179)
Allowance for ECL | - assets held for sale
Disclosure of financial assets [line items]
Financial assets	0
Allowance for ECL | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	(12,513)	(12,068)
Allowance for ECL | Loans and other credit-related commitments
Disclosure of financial assets [line items]
Off-balance sheet commitments	0	0
Allowance for ECL | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	(11,453)	(11,417)
Allowance for ECL | Loans and advances to customers at amortised cost | – personal | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	(2,872)	(3,103)
Allowance for ECL | Loans and advances to customers at amortised cost | – corporate and commercial | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	(8,324)	(8,204)
Allowance for ECL | Loans and advances to customers at amortised cost | – non-bank financial institutions | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	(257)	(110)
Allowance for ECL | Loans and advances to banks at amortised cost | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	(69)	(17)
Allowance for ECL | Other | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	(553)	(193)
Allowance for ECL | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Disclosure of financial assets [line items]
Financial assets	(145)	(96)
IFRS 9
Disclosure of financial assets [line items]
Off-balance sheet commitments	637,133	654,991
Financial assets and off-balance sheet loan commitments	2,680,814	2,664,099
IFRS 9 | - assets held for sale
Disclosure of financial assets [line items]
Financial assets	102,141	2,816
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category
Disclosure of financial assets [line items]
Financial assets	279,206	345,173
IFRS 9 | Loans and other credit-related commitments
Disclosure of financial assets [line items]
Off-balance sheet commitments	618,402	627,258
IFRS 9 | Financial guarantees
Disclosure of financial assets [line items]
Off-balance sheet commitments	18,731	27,733
IFRS 9 | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	924,854	1,045,814
IFRS 9 | Loans and advances to customers at amortised cost | – personal | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	412,140	475,234
IFRS 9 | Loans and advances to customers at amortised cost | – corporate and commercial | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	446,032	505,335
IFRS 9 | Loans and advances to customers at amortised cost | – non-bank financial institutions | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	66,682	65,245
IFRS 9 | Loans and advances to banks at amortised cost | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	104,882	83,136
IFRS 9 | Other | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	1,013,945	880,158
IFRS 9 | Cash And Balances At Central Banks [Member] | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	327,002	403,018
IFRS 9 | – items in the course of collection from other banks | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	7,297	4,136
IFRS 9 | Hong Kong Government certificates of indebtedness | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	43,787	42,578
IFRS 9 | – reverse repurchase agreements – non-trading | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	253,754	241,648
IFRS 9 | – financial investments | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	168,747	97,302
IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Disclosure of financial assets [line items]
Financial assets	279,206	345,173
IFRS 9 | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	2,055,756	2,020,735
Off-balance sheet commitments	637,571	655,432
Financial assets and off-balance sheet loan commitments	2,693,327	2,676,167
IFRS 9 | Gross carrying amount | - assets held for sale
Disclosure of financial assets [line items]
Financial assets	102,556	2,859
IFRS 9 | Gross carrying amount | Financial assets at amortised cost, category | - assets held for sale
Disclosure of financial assets [line items]
Financial assets	102,556	2,859
IFRS 9 | Gross carrying amount | Financial assets measured at fair value through other comprehensive income, category
Disclosure of financial assets [line items]
Financial assets	279,351	345,269
IFRS 9 | Gross carrying amount | Loans and other credit-related commitments
Disclosure of financial assets [line items]
Off-balance sheet commitments	618,788	627,637
IFRS 9 | Gross carrying amount | Loans and other credit-related commitments | – personal
Disclosure of financial assets [line items]
Off-balance sheet commitments	244,006	239,685
IFRS 9 | Gross carrying amount | Loans and other credit-related commitments | – corporate and commercial
Disclosure of financial assets [line items]
Off-balance sheet commitments	269,187	283,625
IFRS 9 | Gross carrying amount | Loans and other credit-related commitments | – non-bank financial institutions
Disclosure of financial assets [line items]
Off-balance sheet commitments	105,595	104,327
IFRS 9 | Gross carrying amount | Financial guarantees
Disclosure of financial assets [line items]
Off-balance sheet commitments	18,783	27,795
IFRS 9 | Gross carrying amount | Financial guarantees | – personal
Disclosure of financial assets [line items]
Off-balance sheet commitments	1,135	1,130
IFRS 9 | Gross carrying amount | Financial guarantees | – corporate and commercial
Disclosure of financial assets [line items]
Off-balance sheet commitments	13,587	22,355
IFRS 9 | Gross carrying amount | Financial guarantees | – non-bank financial institutions
Disclosure of financial assets [line items]
Off-balance sheet commitments	4,061	4,310
IFRS 9 | Gross carrying amount | Loans and advances to customers at amortised cost
Disclosure of financial assets [line items]
Financial assets	936,307	1,057,231
IFRS 9 | Gross carrying amount | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	936,307	1,057,231
IFRS 9 | Gross carrying amount | Loans and advances to customers at amortised cost | – personal
Disclosure of financial assets [line items]
Financial assets	415,012	478,337
IFRS 9 | Gross carrying amount | Loans and advances to customers at amortised cost | – personal | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	415,012	478,337
IFRS 9 | Gross carrying amount | Loans and advances to customers at amortised cost | – corporate and commercial
Disclosure of financial assets [line items]
Financial assets	454,356	513,539
IFRS 9 | Gross carrying amount | Loans and advances to customers at amortised cost | – corporate and commercial | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	454,356	513,539
IFRS 9 | Gross carrying amount | Loans and advances to customers at amortised cost | – non-bank financial institutions
Disclosure of financial assets [line items]
Financial assets	66,939	65,355
IFRS 9 | Gross carrying amount | Loans and advances to customers at amortised cost | – non-bank financial institutions | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	66,939	65,355
IFRS 9 | Gross carrying amount | Loans and advances to banks at amortised cost
Disclosure of financial assets [line items]
Financial assets	104,951	83,153
IFRS 9 | Gross carrying amount | Loans and advances to banks at amortised cost | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	104,951	83,153
IFRS 9 | Gross carrying amount | Other
Disclosure of financial assets [line items]
Financial assets	1,014,498	880,351
IFRS 9 | Gross carrying amount | Other | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	1,014,498	880,351
IFRS 9 | Gross carrying amount | Cash And Balances At Central Banks [Member] | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	327,005	403,022
IFRS 9 | Gross carrying amount | – items in the course of collection from other banks | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	7,297	4,136
IFRS 9 | Gross carrying amount | Hong Kong Government certificates of indebtedness | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	43,787	42,578
IFRS 9 | Gross carrying amount | – reverse repurchase agreements – non-trading
Disclosure of financial assets [line items]
Financial assets	44,921	42,421
IFRS 9 | Gross carrying amount | – reverse repurchase agreements – non-trading | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	253,754	241,648
IFRS 9 | Gross carrying amount | – financial investments | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	168,827	97,364
IFRS 9 | Gross carrying amount | - prepayments, accrued Income and other assets | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	111,272	88,744
IFRS 9 | Gross carrying amount | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Disclosure of financial assets [line items]
Financial assets	279,351	345,269
IFRS 9 | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(12,075)	(11,627)
Off-balance sheet commitments	(438)	(441)
Financial assets and off-balance sheet loan commitments	(12,513)	(12,068)
IFRS 9 | Allowance for ECL | - assets held for sale
Disclosure of financial assets [line items]
Financial assets	(415)	(43)
IFRS 9 | Allowance for ECL | Financial assets at amortised cost, category | - assets held for sale
Disclosure of financial assets [line items]
Financial assets	(415)	(43)
IFRS 9 | Allowance for ECL | Financial assets measured at fair value through other comprehensive income, category
Disclosure of financial assets [line items]
Financial assets	(145)	(96)
IFRS 9 | Allowance for ECL | Loans and other credit-related commitments
Disclosure of financial assets [line items]
Off-balance sheet commitments	(386)	(379)
IFRS 9 | Allowance for ECL | Loans and other credit-related commitments | – personal
Disclosure of financial assets [line items]
Off-balance sheet commitments	(27)	(39)
IFRS 9 | Allowance for ECL | Loans and other credit-related commitments | – corporate and commercial
Disclosure of financial assets [line items]
Off-balance sheet commitments	(340)	(325)
IFRS 9 | Allowance for ECL | Loans and other credit-related commitments | – non-bank financial institutions
Disclosure of financial assets [line items]
Off-balance sheet commitments	(19)	(15)
IFRS 9 | Allowance for ECL | Financial guarantees
Disclosure of financial assets [line items]
Off-balance sheet commitments	(52)	(62)
IFRS 9 | Allowance for ECL | Financial guarantees | – personal
Disclosure of financial assets [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Allowance for ECL | Financial guarantees | – corporate and commercial
Disclosure of financial assets [line items]
Off-balance sheet commitments	(50)	(58)
IFRS 9 | Allowance for ECL | Financial guarantees | – non-bank financial institutions
Disclosure of financial assets [line items]
Off-balance sheet commitments	(2)	(4)
IFRS 9 | Allowance for ECL | Loans and advances to customers at amortised cost
Disclosure of financial assets [line items]
Financial assets	(11,453)	(11,417)
IFRS 9 | Allowance for ECL | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	(11,453)	(11,417)
IFRS 9 | Allowance for ECL | Loans and advances to customers at amortised cost | – personal
Disclosure of financial assets [line items]
Financial assets	(2,872)	(3,103)
IFRS 9 | Allowance for ECL | Loans and advances to customers at amortised cost | – personal | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	(2,872)	(3,103)
IFRS 9 | Allowance for ECL | Loans and advances to customers at amortised cost | – corporate and commercial
Disclosure of financial assets [line items]
Financial assets	(8,324)	(8,204)
IFRS 9 | Allowance for ECL | Loans and advances to customers at amortised cost | – corporate and commercial | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	(8,324)	(8,204)
IFRS 9 | Allowance for ECL | Loans and advances to customers at amortised cost | – non-bank financial institutions
Disclosure of financial assets [line items]
Financial assets	(257)	(110)
IFRS 9 | Allowance for ECL | Loans and advances to customers at amortised cost | – non-bank financial institutions | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	(257)	(110)
IFRS 9 | Allowance for ECL | Loans and advances to banks at amortised cost
Disclosure of financial assets [line items]
Financial assets	(69)	(17)
IFRS 9 | Allowance for ECL | Loans and advances to banks at amortised cost | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	(69)	(17)
IFRS 9 | Allowance for ECL | Other
Disclosure of financial assets [line items]
Financial assets	(553)	(193)
IFRS 9 | Allowance for ECL | Other | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	(553)	(193)
IFRS 9 | Allowance for ECL | Cash And Balances At Central Banks [Member] | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	(3)	(4)
IFRS 9 | Allowance for ECL | – items in the course of collection from other banks | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	0	0
IFRS 9 | Allowance for ECL | Hong Kong Government certificates of indebtedness | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	0	0
IFRS 9 | Allowance for ECL | – reverse repurchase agreements – non-trading | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	0	0
IFRS 9 | Allowance for ECL | – financial investments | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	(80)	(62)
IFRS 9 | Allowance for ECL | - prepayments, accrued Income and other assets | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	(55)	(84)
IFRS 9 | Allowance for ECL | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Disclosure of financial assets [line items]
Financial assets	$ (145)	$ (96)